Loans (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2024 Jul. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$92	$151	$256	$499
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	3	(5)	(14)	(16)
Changes in model	–	–	–	–
Net remeasurement (2)	(41)	46	27	32
Transfers (2)
– to 12-month ECL	40	(40)	–	–
– to lifetime ECL performing	(3)	4	(1)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Total provision for (reversal of) credit losses (3)	(1)	3	14	16
Write-offs	–	–	(8)	(8)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(9)	(9)
Foreign exchange and other	–	(1)	2	1
Balance at end of period	$91	$153	$258	$502
Personal
Balance at beginning of period	$175	$724	$196	$1,095
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	8	(14)	(10)	(16)
Changes in model	–	–	–	–
Net remeasurement (2)	(133)	149	121	137
Transfers (2)
– to 12-month ECL	143	(142)	(1)	–
– to lifetime ECL performing	(18)	20	(2)	–
– to lifetime ECL credit-impaired	–	(25)	25	–
Total provision for (reversal of) credit losses (3)	–	(12)	133	121
Write-offs	–	–	(146)	(146)
Recoveries	–	–	15	15
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	4	–	(3)	1
Balance at end of period	$179	$712	$193	$1,084
Credit card
Balance at beginning of period	$184	$608	$–	$792
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	5	(2)	–	3
Changes in model	–	–	–	–
Net remeasurement (2)	(72)	172	111	211
Transfers (2)
– to 12-month ECL	96	(96)	–	–
– to lifetime ECL performing	(20)	20	–	–
– to lifetime ECL credit-impaired	–	(54)	54	–
Total provision for (reversal of) credit lo sses (3)	9	40	165	214
Write-offs	–	–	(198)	(198)
Recoveries	–	–	33	33
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$193	$648	$–	$841
Business and government
Balance at beginning of period	$312	$953	$435	$1,700
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	2	(32)	(9)	(39)
Changes in model	–	–	–	–
Net remeasurement (2)	(43)	129	85	171
Transfers (2)
– to 12-month ECL	55	(50)	(5)	–
– to lifetime ECL performing	(9)	11	(2)	–
– to lifetime ECL credit-impaired	–	(23)	23	–
Total provision for (reversal of) credit losses (3)	5	35	92	132
Write-offs	–	–	(142)	(142)
Recoveries	–	–	18	18
Interest income on impaired loans	–	–	(20)	(20)
Foreign exchange and other	(6)	3	6	3
Balance at end of period	$311	$991	$389	$1,691
Total ECL allowance (4)	$774	$2,504	$840	$4,118
Comprises:
Loans	$684	$2,407	$829	$3,920
Undrawn credit facilities and other off-balance sheet exposures (5)	90	97	11	198
(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit lo sse
s on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2024, April 30, 2024 and July 31, 2023 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.
(6)	The nine months ended July 31, 2023 amounts include the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

$ millions, as at or for the three months ended	2024 Apr. 30				2023 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$88	$165	$250	$503	$78	$110	$196	$384
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(4)	(12)	(12)	4	(2)	(8)	(6)
Changes in model	–	4	11	15	1	–	1	2
Net remeasurement (2)	(18)	6	13	1	(4)	71	39	106
Transfers (2)
– to 12-month ECL	19	(19)	–	–	26	(26)	–	–
– to lifetime ECL performing	(2)	3	(1)	–	(11)	11	–	–
– to lifetime ECL credit-impaired	–	(3)	3	–	–	(1)	1	–
Total provision for (reversal of) credit losses (3)	3	(13)	14	4	16	53	33	102
Write-offs	–	–	(4)	(4)	–	–	(21)	(21)
Recoveries	–	–	–	–	–	–	–	–
Interest income on impaired loans	–	–	(6)	(6)	–	–	(4)	(4)
Foreign exchange and other	1	(1)	2	2	(2)	–	(4)	(6)
Balance at end of period	$92	$151	$256	$499	$92	$163	$200	$455
Personal
Balance at beginning of period	$176	$735	$187	$1,098	$165	$588	$167	$920
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	7	(15)	(9)	(17)	11	(8)	(7)	(4)
Changes in model	–	–	–	–	(1)	–	–	(1)
Net remeasurement (2)	(137)	155	110	128	(82)	162	105	185
Transfers (2)
– to 12-month ECL	144	(144)	–	–	88	(88)	–	–
– to lifetime ECL performing	(16)	17	(1)	–	(24)	24	–	–
– to lifetime ECL credit-impaired	–	(24)	24	–	–	(16)	16	–
Total provision for (reversal of) credit losses (3)	(2)	(11)	124	111	(8)	74	114	180
Write-offs	–	–	(132)	(132)	–	–	(117)	(117)
Recoveries	–	–	15	15	–	–	14	14
Interest income on impaired loans	–	–	(2)	(2)	–	–	(2)	(2)
Foreign exchange and other	1	–	4	5	(1)	(1)	(3)	(5)
Balance at end of period	$175	$724	$196	$1,095	$156	$661	$173	$990
Credit card
Balance at beginning of period	$194	$580	$–	$774	$173	$559	$–	$732
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	6	(5)	–	1	4	(12)	–	(8)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(94)	161	96	163	(71)	187	66	182
Transfers (2)
– to 12-month ECL	93	(93)	–	–	88	(88)	–	–
– to lifetime ECL performing	(15)	15	–	–	(22)	22	–	–
– to lifetime ECL credit-impaired	–	(50)	50	–	–	(51)	51	–
Total provision for (reversal of) credit losses (3)	(10)	28	146	164	(1)	58	117	174
Write-offs	–	–	(177)	(177)	–	–	(147)	(147)
Recoveries	–	–	31	31	–	–	30	30
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$184	$608	$–	$792	$172	$617	$–	$789
Business and government
Balance at beginning of period	$258	$912	$637	$1,807	$339	$691	$515	$1,545
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	9	(2)	(10)	(3)	8	(8)	(6)	(6)
Changes in model	–	–	–	–	(2)	(1)	–	(3)
Net remeasurement (2)	21	64	153	238	(76)	184	181	289
Transfers (2)
– to 12-month ECL	33	(30)	(3)	–	55	(55)	–	–
– to lifetime ECL performing	(13)	14	(1)	–	(7)	7	–	–
– to lifetime ECL credit-impaired	–	(24)	24	–	–	(39)	39	–
Total provision for (reversal of) credit losses (3)	50	22	163	235	(22)	88	214	280
Write-offs	–	–	(385)	(385)	–	–	(80)	(80)
Recoveries	–	–	31	31	–	–	3	3
Interest income on impaired loans	–	–	(21)	(21)	–	–	(15)	(15)
Foreign exchange and other	4	19	10	33	(7)	(15)	(9)	(31)
Balance at end of period	$312	$953	$435	$1,700	$310	$764	$628	$1,702
Total ECL allowance (4)	$763	$2,436	$887	$4,086	$730	$2,205	$1,001	$3,936
Comprises:
Loans	$667	$2,346	$885	$3,898	$639	$2,076	$1,000	$3,715
Undrawn credit facilities and other off-balance sheet exposures (5)	96	90	2	188	91	129	1	221
See previous page for footnote references.

$ millions, as at or for the nine months ended	2024 Jul. 31				2023 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$90	$142	$224	$456	$57	$69	$167	$293
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	11	(11)	(35)	(35)	9	(3)	(21)	(15)
Changes in model	–	4	11	15	1	–	1	2
Net remeasurement (2)	(79)	90	83	94	(20)	147	94	221
Transfers (2)
– to 12-month ECL	76	(75)	(1)	–	61	(60)	(1)	–
– to lifetime ECL performing	(7)	10	(3)	–	(14)	16	(2)	–
– to lifetime ECL credit-impaired	–	(6)	6	–	–	(6)	6	–
Total provision for (reversal of) credit losses (3)	1	12	61	74	37	94	77	208
Write-offs	–	–	(15)	(15)	–	–	(31)	(31)
Recoveries	–	–	7	7	–	–	5	5
Interest income on impaired loans	–	–	(21)	(21)	–	–	(12)	(12)
Foreign exchange and other	–	(1)	2	1	(2)	–	(6)	(8)
Balance at end of period	$91	$153	$258	$502	$92	$163	$200	$455
Personal
Balance at beginning of period	$174	$709	$181	$1,064	$137	$656	$146	$939
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	23	(43)	(30)	(50)	33	(43)	(21)	(31)
Changes in model	–	–	–	–	(1)	–	–	(1)
Net remeasurement (2)	(398)	487	339	428	(277)	363	260	346
Transfers (2)
– to 12-month ECL	427	(426)	(1)	–	309	(308)	(1)	–
– to lifetime ECL performing	(52)	56	(4)	–	(43)	48	(5)	–
– to lifetime ECL credit-impaired	–	(72)	72	–	–	(53)	53	–
Total provision for (reversal of) credit losses (3)	–	2	376	378	21	7	286	314
Write-offs	–	–	(404)	(404)	–	–	(304)	(304)
Recoveries	–	–	47	47	–	–	52	52
Interest income on impaired loans	–	–	(5)	(5)	–	–	(4)	(4)
Foreign exchange and other	5	1	(2)	4	(2)	(2)	(3)	(7)
Balance at end of period	$179	$712	$193	$1,084	$156	$661	$173	$990
Credit card
Balance at beginning of period	$181	$591	$–	$772	$159	$709	$–	$868
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	17	(26)	–	(9)	13	(59)	–	(46)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(260)	498	284	522	(388)	534	156	302
Transfers (2)
– to 12-month ECL	308	(308)	–	–	432	(432)	–	–
– to lifetime ECL performing	(53)	53	–	–	(44)	44	–	–
– to lifetime ECL credit-impaired	–	(160)	160	–	–	(179)	179	–
Total provision for (reversal of) credit losses (3)	12	57	444	513	13	(92)	335	256
Write-offs	–	–	(535)	(535)	–	–	(426)	(426)
Recoveries	–	–	91	91	–	–	91	91
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$193	$648	$–	$841	$172	$617	$–	$789
Business and government
Balance at beginning of period	$294	$864	$667	$1,825	$335	$490	$351	$1,176
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	14	(54)	(30)	(70)	24	(14)	(26)	(16)
Changes in model	12	29	–	41	(2)	5	–	3
Net remeasurement (2)(6)	(107)	404	349	646	(165)	464	405	704
Transfers (2)
– to 12-month ECL	139	(129)	(10)	–	156	(153)	(3)	–
– to lifetime ECL performing	(31)	36	(5)	–	(29)	43	(14)	–
– to lifetime ECL credit-impaired	–	(158)	158	–	–	(56)	56	–
Total provision for (reversal of) credit losses (3)	27	128	462	617	(16)	289	418	691
Write-offs	–	–	(749)	(749)	–	–	(128)	(128)
Recoveries	–	–	67	67	–	–	19	19
Interest income on impaired loans	–	–	(64)	(64)	–	–	(27)	(27)
Foreign exchange and other	(10)	(1)	6	(5)	(9)	(15)	(5)	(29)
Balance at end of period	$311	$991	$389	$1,691	$310	$764	$628	$1,702
Total ECL allowance (4)	$774	$2,504	$840	$4,118	$730	$2,205	$1,001	$3,936
Comprises:
Loans	$684	$2,407	$829	$3,920	$639	$2,076	$1,000	$3,715
Undrawn credit facilities and other off-balance sheet exposures (5)	90	97	11	198	91	129	1	221
See previous pages for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at July 31, 2024	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	1.3%	2.0%	2.3%	2.7%	0.0%	1.1%
United States	1.8%	2.0%	3.0%	2.9%	0.1%	1.0%
Unemployment rate
Canada (2)	6.2%	6.1%	5.7%	5.3%	7.2%	7.0%
United States	4.2%	4.0%	3.4%	3.2%	5.2%	4.7%
Canadian Housing Price Index year-over-year growth (2)	1.9%	3.1%	5.4%	7.8%	(2.2)%	1.3%
Standard and Poor’s (S&P) 500 Index year-over-year growth rate	8.6%	5.9%	12.1%	9.6%	(0.7)%	(2.3)%
Canadian household debt service ratio	15.0%	14.8%	14.6%	14.5%	15.6%	15.1%
West Texas Intermediate Oil Price (US$)	$79	$74	$96	$115	$66	$60

As at April 30, 2024
Real GDP year-over-year growth
Canada (2)	1.0%	1.9%	2.3%	2.7%	(0.5)%	1.1%
United States	2.0%	2.0%	3.2%	2.9%	0.3%	0.8%
Unemployment rate
Canada (2)	6.1%	6.0%	5.3%	5.3%	7.3%	6.9%
United States	4.2%	4.0%	3.5%	3.2%	5.1%	4.7%
Canadian Housing Price Index year-over-year growth (2)	1.5%	3.1%	6.2%	8.0%	(5.3)%	1.6%
S&P 500 Index year-over-year growth rate	5.9%	5.9%	10.0%	9.7%	(6.7)%	(2.6)%
Canadian household debt service ratio	15.2%	14.6%	14.6%	14.3%	15.8%	15.0%
West Texas Intermediate Oil Price (US$)	$78	$75	$98	$131	$66	$57

As at October 31, 2023
Real GDP year-over-year growth
Canada (2)	0.6%	1.9%	2.0%	2.7%	(0.7)%	1.3%
United States	0.9%	1.7%	3.0%	3.1%	(0.8)%	0.9%
Unemployment rate
Canada (2)	6.1%	5.8%	5.3%	5.4%	7.1%	6.9%
United States	4.1%	4.0%	3.2%	3.2%	5.4%	4.9%
Canadian Housing Price Index year-over-year growth (2)	0.8%	3.0%	4.4%	5.4%	(7.8)%	0.4%
S&P 500 Index year-over-year growth rate	5.5%	5.9%	12.5%	11.1%	(2.5)%	(0.5)%
Canadian household debt service ratio	15.5%	14.8%	14.9%	14.5%	16.1%	15.0%
West Texas Intermediate Oil Price (US$)	$84	$76	$97	$110	$70	$58
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on our risk management probability of default (PD) bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2023 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2024 Jul. 31					2023 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$153,269	$9,859	$–		$163,128	$150,022	$14,999	$–		$165,021
– Very low	79,170	8,675	–		87,845	74,149	9,107	–		83,256
– Low	9,489	4,110	–		13,599	10,817	5,112	–		15,929
– Medium	900	6,393	–		7,293	322	4,980	–		5,302
– High	40	1,401	–		1,441	–	1,100	–		1,100
– Default	–	–	832		832	–	–	585		585
– Not rated	2,706	198	204		3,108	2,630	219	202		3,051
Gross residential mortgages (3)(4)	245,574	30,636	1,036		277,246	237,940	35,517	787		274,244
ECL allowance	91	153	258		502	90	142	224		456
Net residential mortgages	245,483	30,483	778		276,744	237,850	35,375	563		273,788
Personal
– Exceptionally low	18,887	5	–		18,892	18,785	3	–		18,788
– Very low	4,399	11	–		4,410	4,389	12	–		4,401
– Low	11,021	4,334	–		15,355	11,031	4,311	–		15,342
– Medium	1,786	2,989	–		4,775	1,165	3,062	–		4,227
– High	452	1,427	–		1,879	211	1,624	–		1,835
– Default	–	–	265		265	–	–	214		214
– Not rated	756	24	32		812	723	24	33		780
Gross personal (4)	37,301	8,790	297		46,388	36,304	9,036	247		45,587
ECL allowance	151	701	193		1,045	141	695	181		1,017
Net personal	37,150	8,089	104		45,343	36,163	8,341	66		44,570
Credit card
– Exceptionally low	4,666	–	–		4,666	4,279	–	–		4,279
– Very low	1,172	–	–		1,172	1,061	–	–		1,061
– Low	7,166	36	–		7,202	6,642	35	–		6,677
– Medium	3,210	2,952	–		6,162	2,626	2,953	–		5,579
– High	5	857	–		862	6	777	–		783
– Default	–	–	–		–	–	–	–		–
– Not rated	156	6	–		162	153	6	–		159
Gross credit card	16,375	3,851	–		20,226	14,767	3,771	–		18,538
ECL allowance	177	612	–		789	166	519	–		685
Net credit card	16,198	3,239	–		19,437	14,601	3,252	–		17,853
Business and government
– Investment grade	99,910	568	–		100,478	99,322	512	–		99,834
– Non-investment grade	94,646	9,817	–		104,463	91,920	7,190	–		99,110
– Watchlist	52	3,578	–		3,630	101	4,478	–		4,579
– Default	–	–	1,424		1,424	–	–	1,956		1,956
– Not rated	189	25	–		214	192	15	–		207
Gross business and government (3)(5)	194,797	13,988	1,424		210,209	191,535	12,195	1,956		205,686
ECL allowance	265	941	378		1,584	253	824	667		1,744
Net business and government	194,532	13,047	1,046		208,625	191,282	11,371	1,289		203,942
Total net amount of loans	$493,363	$54,858	$1,928		$550,149	$479,896	$58,339	$1,918		$540,153
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $19 million (October 31, 2023: $22 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $18 million were recognized as at
July
 3
1
, 2024 (October 31, 2023: $20 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at
July
 3
1
, 2024 and October 31, 2023. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $15 million (October 31, 2023: $13 million) which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $4 million (October 31, 2023: $3 million) of residential mortgages and $423 million (October 31, 2023: $270 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $162 million (October 31, 2023: $10,816 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2024 Jul. 31				2023 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$165,381	$34	$–	$165,415	$159,254	$7	$–	$159,261
– Very low	16,283	45	–	16,328	15,367	26	–	15,393
– Low	10,769	1,386	–	12,155	10,723	1,405	–	12,128
– Medium	1,500	872	–	2,372	1,256	986	–	2,242
– High	317	537	–	854	118	763	–	881
– Default	–	–	41	41	–	–	37	37
– Not rated	528	7	–	535	506	6	–	512
Gross retail	194,778	2,881	41	197,700	187,224	3,193	37	190,454
ECL allowance	44	47	–	91	48	86	–	134
Net retail	194,734	2,834	41	197,609	187,176	3,107	37	190,320
Business and government
– Investment grade	147,300	528	–	147,828	147,206	361	–	147,567
– Non-investment grade	64,489	2,864	–	67,353	56,707	2,097	–	58,804
– Watch list	27	914	–	941	7	1,000	–	1,007
– Default	–	–	298	298	–	–	161	161
– Not rated	923	43	–	966	614	30	–	644
Gross business and government	212,739	4,349	298	217,386	204,534	3,488	161	208,183
ECL allowance	46	50	11	107	41	40	–	81
Net business and government	212,693	4,299	287	217,279	204,493	3,448	161	208,102
Total net undrawn credit facilities and other off-balance sheet exposures	$407,427	$7,133	$328	$414,888	$391,669	$6,555	$198	$398,422